Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	Oct. 16, 2015
Document Effective Date	Oct. 16, 2015
Prospectus Date	Oct. 16, 2015
ActiveAlts Contrarian ETF | ActiveAlts Contrarian ETF
Risk/Return:
Trading Symbol	SQZZ